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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Iorio
Title:   Managing Member
Phone:   203-742-6000

Signature, Place and Date of Signing:

   /s/ Matthew Iorio        Greenwich, Connecticut         August 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $366,052
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number                   Name
    ----  ---------------------------   --------------------

    1     028-13295                     White Elm Capital Partners, L.P.

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
                                             Market
                                              Value
                        Title of              (USD)  Share / Prn Share / Put /   Investment    Other
Name of Issuer           Class       Cusip   (x1000)   Amount      Prn   Call    Discretion   Managers    Voting Authority
--------------        ------------ --------- ------- ----------- ------- ----- -------------- -------- ----------------------
                                                                                                          Sole    Shared None
                                                                                                       ---------- ------ ----
ALTISOURCE PORTFOLIO
  SOLNS S             REG SHS      L0175J104 11,500     157,045    SH          Shared-Defined    1        157,045
APPLE INC             COM          037833100 11,738      20,100    SH          Shared-Defined    1         20,100
ARIBA INC             COM NEW      04033V203  3,938      87,971    SH          Shared-Defined    1         87,971
AUTOZONE INC          COM          053332102  6,572      17,900    SH          Shared-Defined    1         17,900
BROADSOFT INC         COM          11133B409 13,666     472,042    SH          Shared-Defined    1        472,042
CHECK POINT
  SOFTWARE TECH LT    ORD          M22465104 17,019     343,187    SH          Shared-Defined    1        343,187
CHIPOTLE MEXICAN
  GRILL INC           COM          169656105  4,863      12,800    SH          Shared-Defined    1         12,800
CROWN CASTLE INTL
  CORP                COM          228227104  9,926     169,205    SH          Shared-Defined    1        169,205
DAVITA INC            COM          23918K108 19,192     195,415    SH          Shared-Defined    1        195,415
DOMINOS PIZZA INC     COM          25754A201  7,374     238,573    SH          Shared-Defined    1        238,573
FIRST CASH FINL SVCS
  INC                 COM          31942D107 18,168     452,283    SH          Shared-Defined    1        452,283
GOLAR LNG LTD
  BERMUDA             SHS          G9456A100 40,229   1,067,093    SH          Shared-Defined    1      1,067,093
GOLAR LNG PARTNERS
  LP                  COM UNIT LPI Y2745C102 10,636     328,284    SH          Shared-Defined    1        328,284
GOOGLE INC            CL A         38259P508 10,470      18,050    SH          Shared-Defined    1         18,050
LIBERTY GLOBAL INC    COM SER A    530555101 14,995     302,130    SH          Shared-Defined    1        302,130
LIBERTY GLOBAL INC    COM SER C    530555309 16,694     349,618    SH          Shared-Defined    1        349,618
MASTERCARD INC        CL A         57636Q104 14,452      33,600    SH          Shared-Defined    1         33,600
MICHAEL KORS HLDGS
  LTD                 SHS          G60754101 11,606     277,392    SH          Shared-Defined    1        277,392
NETSUITE INC          COM          64118Q107  2,021      36,900    SH          Shared-Defined    1         36,900
OCWEN FINL CORP       COM NEW      675746309  5,511     293,430    SH          Shared-Defined    1        293,430
PRICELINE COM INC     COM NEW      741503403 14,121      21,250    SH          Shared-Defined    1         21,250
RALPH LAUREN CORP     CL A         751212101 12,595      89,929    SH          Shared-Defined    1         89,929
SBA COMMUNICATIONS
  CORP                COM          78388J106 21,542     377,600    SH          Shared-Defined    1        377,600
SIRIUS XM RADIO INC   COM          82967N108 20,434  11,045,303    SH          Shared-Defined    1     11,045,303
TERADATA CORP DEL     COM          88076W103  6,503      90,300    SH          Shared-Defined    1         90,300
TRANSDIGM GROUP INC   COM          893641100 12,622      93,984    SH          Shared-Defined    1         93,984
TUMI HLDGS INC        COM          89969Q104  3,651     208,637    SH          Shared-Defined    1        208,637
VERISK ANALYTICS INC  CL A         92345Y106  8,202     166,500    SH          Shared-Defined    1        166,500
VISA INC              COM CL A     92826C839 15,812     127,900    SH          Shared-Defined    1        127,900